STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue, net	$ 231,118	$ 270,850	$ 1,148,246	$ 749,012
Cost of revenues	94,205	150,890	592,102	372,455
Gross profit	136,913	119,960	556,144	376,557
Operating expenses:
Sales and marketing	10,080	12,880	140,419	33,246
General and administrative expenses, including stock based compensation of $2,264,081 and $0, respectively	561,041	1,335,129	4,528,637	1,257,148
Officer compensation	16,500	95,530	181,078	1,417,568
Total operating expenses	587,621	1,443,539	4,850,134	2,707,962
Loss from operations	(450,708)	(1,323,579)	(4,293,990)	(2,331,405)
Other income (expense):
Interest expense	(18,100)	(10,548)	(50,542)	(50,000)
Total other income (expense)	(18,100)	(10,548)	(50,542)	(50,000)
Net loss	$ (468,808)	$ (1,334,127)	$ (4,344,532)	$ (2,381,405)
Basic and diluted net loss per common share attributable to common stockholders	$ (0.04)	$ (0.15)	$ (0.45)	$ (0.30)
Weighted-average number of shares used in computing basic and diluted per share amounts	10,652,584	8,875,895	9,754,075	7,889,252